DISCONTINUED OPERATIONS - Group calculated a loss resulting from such disposition (Details) $ in Thousands			12 Months Ended
	Jan. 29, 2024	Jul. 23, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
DISCONTINUED OPERATIONS
Total non-current assets						$ 26
Loss on disposal of the subsidiary, net of income tax				$ (6,697)
SUBSEQUENT EVENTS
DISCONTINUED OPERATIONS
Per bitcoin	42
Mining pool operation
DISCONTINUED OPERATIONS
Cash and cash equivalents			$ 33			77
Property and equipment, net			4			11
Intangible assets, net			7			15
Total non-current assets			11			$ 26
Discontinued Operations | Mining pool operation
DISCONTINUED OPERATIONS
Consideration					$ 5,000
Discontinued Operations | Variable Interest Entity, Primary Beneficiary
DISCONTINUED OPERATIONS
Cash and cash equivalents		$ 1,200
Restricted Cash		194
Prepayments and other receivables		2,032
Property and equipment, net		1,346
Intangible assets, net		102
Long-term investments		492
Other non-current assets		236
Accrued payroll and welfare payable		(173)
Accrued expenses and other current liabilities		(833)
Long-term payables		(61)
Total non-current assets		4,535
Noncontrolling interest of lottery business related VIEs		(2,162)
Less: Net assets of lottery business related VIEs contributable to the Company		6,697
Loss on disposal of the subsidiary, net of income tax		$ (6,697)		$ (6,697)
Related party payables			$ 31,195
Other Liability, Related Party, Type [Extensible Enumeration]			Related Party [Member]
Payment of related party debt			$ 27,987
Discontinued Operations, Disposed of by Sale [Member] | Mining pool operation
DISCONTINUED OPERATIONS
Consideration					5,000
Esport - Win Limited | Mining pool operation
DISCONTINUED OPERATIONS
Consideration					$ 5,000